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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominic Williams
Title: Compliance Officer
Phone: (44) 20 7514 1937

Signature, Place, and Date of Signing:


        /S/ Dominic Williams           London, England   August 11, 2010
------------------------------------
            Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         42
Form 13F Information Table Value Total:   $219,311
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28-12644               J. Rothschild Capital Management Limited

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                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ---------------------- ---------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                                                        VALUE   SHRS OR          PUT/ INVESTMENT  OTHER   ---------------------
      NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  SH/ PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- -------------- --------- -------- --------- ------- ---- ---------- -------- --------- ------ ----
     ANADARKO PETE CORP            COM      032511107      721    20,000    SH           SOLE                20,000
         APPLE INC                 COM      037833100      754     3,000    SH           SOLE                 3,000
       CISCO SYS INC               COM      17275R102   17,592   825,900    SH           SOLE               825,900
       CIT GROUP INC             COM NEW    125581801   13,307   393,700    SH           SOLE               393,700
       CITIGROUP INC               COM      172967101   22,875 6,100,000    SH           SOLE             6,100,000
          EBAY INC                 COM      278642103      294    15,000    SH           SOLE                15,000
    FOCUS MEDIA HLDG LTD      SPONSORED ADR 34415V109      311    20,000    SH           SOLE                20,000
  GOLDMAN SACHS GROUP INC          COM      38141G104    1,875    14,300    SH           SOLE                14,300
         GOOGLE INC               CL A      38259P508   15,971    35,900    SH           SOLE                35,900
        INNOSPEC INC               COM      45768S105    4,671   498,000    SH           SOLE               498,000
INTERNATIONAL BUSINESS MACHS       COM      459200101    2,098    17,000    SH           SOLE                17,000
 JACOBS ENGR GROUP INC DEL         COM      469814107   11,693   320,700    SH           SOLE               320,700
     JOHNSON & JOHNSON             COM      478160104    1,299    22,000    SH           SOLE                22,000
       LEGG MASON INC              COM      524901105   13,627   486,000    SH           SOLE               486,000
       MCDONALDS CORP              COM      580135101      988    15,000    SH           SOLE                15,000
       MICROSOFT CORP              COM      594918104    1,150    50,000    SH           SOLE                50,000
   NILE THERAPEUTICS INC           COM      654145101      301   970,453    SH           SOLE               970,453
   NORFOLK SOUTHERN CORP           COM      655844108      530    10,000    SH           SOLE                10,000
   SUNCOR ENERGY INC NEW           COM      867224107   21,010   712,000    SH           SOLE               712,000
THERMO FISHER SCIENTIFIC INC       COM      883556102      833    17,000    SH           SOLE                17,000
       UNION PAC CORP              COM      907818108   17,539   252,500    SH           SOLE               252,500
 UNITED AMER INDEMNITY LTD        CL A      90933T109    7,228 1,106,981    SH           SOLE             1,106,981
 WATSON PHARMACEUTICALS INC        COM      942683103   40,754 1,005,039    SH           SOLE             1,005,039

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                           FORM 13F INFORMATION TABLE

    WAL MART STORES INC            COM      931142103    1,057    22,000    SH           SOLE                22,000
       WESTERN UN CO               COM      959802109   18,339 1,230,000    SH           SOLE             1,230,000
AMERICAN WTR WKS CO INC NEW        COM      030420103      206    10,000    SH          DEFINED     01       10,000
     ANADARKO PETE CORP            COM      032511107       99     2,750    SH          DEFINED     01        2,750
         APPLE INC                 COM      037833100      126       500    SH          DEFINED     01          500
     CENOVUS ENERGY INC            COM      15135U109      116     4,500    SH          DEFINED     01        4,500
       CITIGROUP INC               COM      172967101      150    40,000    SH          DEFINED     01       40,000
DREAMWORKS ANIMATION SKG INC      CL A      26153C103      143     5,000    SH          DEFINED     01        5,000
          EBAY INC                 COM      278642103      157     8,000    SH          DEFINED     01        8,000
      EXXON MOBIL CORP             COM      30231G102      142     2,500    SH          DEFINED     01        2,500
FIDELITY NATIONAL FINANCIAL       CL A      31620R105      143    11,000    SH          DEFINED     01       11,000
      GOLDCORP INC NEW             COM      380956409      154     3,500    SH          DEFINED     01        3,500
         GOOGLE INC               CL A      38259P508      147       330    SH          DEFINED     01          330
INTERNATIONAL BUSINESS MACHS       COM      459200101      185     1,500    SH          DEFINED     01        1,500
     JOHNSON & JOHNSON             COM      478160104      148     2,500    SH          DEFINED     01        2,500
    KIMBERLY CLARK CORP            COM      494368103      152     2,500    SH          DEFINED     01        2,500
       MICROSOFT CORP              COM      594918104      115     5,000    SH          DEFINED     01        5,000
THERMO FISHER SCIENTIFIC INC       COM      883556102      167     3,400    SH          DEFINED     01        3,400
    WAL MART STORES INC            COM      931142103      144     3,000    SH          DEFINED     01        3,000